Employee Benefits (Details) - Schedule of the Balance of Employee Benefits - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance of Employee Benefits [Abstract]
Defined benefit plans	$ 38,106	$ 35,091
Long-term benefit plan	1,815	1,554
Total employee benefits	39,921	36,645
Current	4,703	4,555
Non-current	$ 35,218	$ 32,090